1933 Act
                                                                     Rule 497(j)

                                                                       VIA EDGAR
                                                                       ---------

September 30, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      PHLVIC Variable Universal Life Account
         PHL Variable Insurance Company
         File Nos. 333-81458 and 811-09065

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information does not differ from those contained in the Registrant's most recent registration statement filed electronically on Form N-6 pursuant to Rule 485(b) on September 24, 2004.

Please direct any questions regarding this filing to the undersigned at (860) 403-5862.

Very truly yours,


/s/ Joseph P. DeCresce
----------------------
Joseph P. DeCresce, Counsel